Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Issued capital	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance (in shares) at Dec. 31, 2020		295,827,906
Balance at Dec. 31, 2020	$ 2,466,018	$ 975,122	$ 30,601	$ 11,600	$ 1,448,695
Statement Line Items [Line Items]
Net loss	(381,768)				(381,768)
Other comprehensive (loss) income	(4,771)			(4,771)
Share-based compensation expense	3,590		3,590
Issued on exercise of stock options (in shares)		756,056
Issued on exercise of stock options	$ 4,034	$ 5,492	(1,458)
Issued under the employee share purchase plan (in shares)	137,203	137,023
Issued under the employee share purchase plan	$ 1,175	$ 1,175
Issued on redemption of restricted share units (in shares)		343,765
Issued on redemption of restricted share units	382	$ 2,306	(1,924)
Dividends declared and paid	(45,044)				(45,044)
Balance (in shares) at Dec. 31, 2021		297,064,750
Balance at Dec. 31, 2021	2,043,616	$ 984,095	30,809	6,829	1,021,883
Statement Line Items [Line Items]
Net loss	(77,209)
Other comprehensive (loss) income	(9,588)			(9,588)	0
Transfer of accumulated other comprehensive income	0			(564)	564
Related to the global arrangement agreement (in shares)		(77,401,766)
Related to the global arrangement agreement	(93,340)	$ (93,340)
Related to the Normal Course Issuer Bid ("NCIB") (in shares)		(2,183,900)
Related to the Normal Course Issuer Bid ("NCIB")	(11,159)	$ (11,159)
Share-based compensation expense	1,491		1,491
Issued on exercise of stock options (in shares)		558,689
Issued on exercise of stock options	$ 3,065	$ 3,738	(673)
Issued under the employee share purchase plan (in shares)	132,966	132,966
Issued under the employee share purchase plan	$ 900	$ 900
Issued on redemption of restricted share units (in shares)		257,942
Issued on redemption of restricted share units	182	$ 2,245	(2,063)
Dividends declared and paid	(47,667)				(47,667)
Balance (in shares) at Dec. 31, 2022		218,428,681
Balance at Dec. 31, 2022	$ 1,810,291	$ 886,479	$ 29,564	$ (3,323)	$ 897,571